SCHEDULE OF INVENTORIES (Details) - CAD ($)	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Finished goods	$ 8,132,091	$ 2,233,225
Work in process	161,403	107,287
Raw materials	4,107,651	1,562,627
Inventories	$ 12,401,145	$ 3,903,139